MINERAL PROPERTIES (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Mineral Properties, Beginning	$ 31,806,594	$ 23,782,885	$ 3,643,720
Acquisition Cost	16,011,151	2,786,178	0
Deferred Exploration Costs:
Licenses, Tax, And Permits	449,574	353,898	292,397
Geological And Consulting	5,390,416	3,108,315	4,165,489
Personnel, Camp And General	1,226,179	1,775,320	1,973,078
Deferred Exploration Costs	7,066,169	5,237,531	6,430,965
Impairment Recovery			13,708,200
Mineral Properties, Ending	54,883,914	31,806,594	23,782,885
Impairment	(1,278,816)
Transfer To Held For Sale	(32,470,222)
Mineral Properties Held For Sale	21,134,876
Pulacayo
Statement [Line Items]
Mineral Properties, Beginning	17,539,760	15,182,226	0
Acquisition Cost	0	0	0
Deferred Exploration Costs:
Licenses, Tax, And Permits	5,200	5,733	6,239
Geological And Consulting	2,532,970	1,767,089	964,716
Personnel, Camp And General	384,021	584,712	503,071
Deferred Exploration Costs	2,922,191	2,357,534	1,474,026
Impairment Recovery			13,708,200
Mineral Properties, Ending	20,461,952	17,539,760	15,182,226
Impairment	0
Transfer To Held For Sale	0
Mineral Properties Held For Sale	20,461,951
Gibellini
Statement [Line Items]
Mineral Properties, Beginning	13,290,081	8,600,658	3,643,720
Acquisition Cost	0	2,253,566	0
Deferred Exploration Costs:
Licenses, Tax, And Permits	390,098	348,165	286,158
Geological And Consulting	1,547,810	897,085	3,200,773
Personnel, Camp And General	789,578	1,190,607	1,470,007
Deferred Exploration Costs	2,727,486	2,435,857	4,956,938
Impairment Recovery			0
Mineral Properties, Ending	16,017,567	13,290,081	8,600,658
Impairment	0
Transfer To Held For Sale	(16,017,567)
Mineral Properties Held For Sale	0
Sunawayo
Statement [Line Items]
Mineral Properties, Beginning	513,088	0	0
Acquisition Cost	0	396,936	0
Deferred Exploration Costs:
Licenses, Tax, And Permits	0	0	0
Geological And Consulting	765,728	116,152	0
Personnel, Camp And General	0	0	0
Deferred Exploration Costs	765,728	116,152	0
Impairment Recovery			0
Mineral Properties, Ending	1,278,816	513,088	0
Impairment	(1,278,816)
Transfer To Held For Sale	0
Mineral Properties Held For Sale	0
Triunfo
Statement [Line Items]
Mineral Properties, Beginning	463,665	0	0
Acquisition Cost	0	135,676	0
Deferred Exploration Costs:
Licenses, Tax, And Permits	0	0	0
Geological And Consulting	209,260	327,989	0
Personnel, Camp And General	0	0	0
Deferred Exploration Costs	209,260	327,989	0
Impairment Recovery			0
Mineral Properties, Ending	672,925	463,665	0
Impairment	0
Transfer To Held For Sale	0
Mineral Properties Held For Sale	672,925
Minago
Statement [Line Items]
Mineral Properties, Beginning	0	0	0
Acquisition Cost	16,011,151	0	0
Deferred Exploration Costs:
Licenses, Tax, And Permits	54,276	0	0
Geological And Consulting	334,648	0	0
Personnel, Camp And General	52,580	0	0
Deferred Exploration Costs	441,504	0	0
Impairment Recovery			0
Mineral Properties, Ending	16,452,655	$ 0	$ 0
Impairment	0
Transfer To Held For Sale	(16,452,655)
Mineral Properties Held For Sale	$ 0